Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

(a)	Basis of Presentation

The consolidated financial statements have been prepared by management in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

All figures are presented in Canadian dollars, unless otherwise disclosed.

(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of revenue and expenses during the reporting periods, and disclosures reported in these consolidated financial statements and accompanying notes. Certain significant judgments, estimates and assumptions, such as those related to the allowance for credit losses, valuation of acquired loans and lines of credit advances, valuation of goodwill and intangible assets, expense to settle pre-existing relationships with third-party lenders, deferred income taxes, the inputs in the calculation of financial covenants under the Indenture governing the senior secured notes, and accrued liabilities related to litigation and claims, depend upon subjective or complex judgments about matters that may be uncertain, and changes in those estimates could materially impact the consolidated financial statements. Actual results could differ from those estimates made by management.

(c)	Risks and Uncertainties

The Company's future operations involve a number of risks and uncertainties. Factors that could affect the Company's future operating results and cause actual results to differ materially from expectations include, but are not limited to, the application of laws and regulations to the Company's business (Note 20), the Company's ability to manage credit risk and continued access to capital. The Company manages these risks through operational and legal efforts, and continual evaluation of credit loss experience.
Note 1 – Significant Accounting Policies (continued)

(c)	Risks and Uncertainties (continued)

The Company’s business depends on the willingness of third-party lenders to make significant funds available for lending to the Company’s customers and to purchase loans that the Company has made. There are no assurances that existing or new third-party lenders will continue to make funds available. Any reduction or withdrawal of funds could have a material adverse impact on the Company’s results of operations and financial condition.

(d)	Revenue Recognition

Revenue arising from the direct lending of consumer advances (including: short-term advances and line of credit advances) to customers is recognized on a constant yield basis ratably over the term of the related loan, in loan fees in the consolidated statement of operations. Direct loan origination costs are deferred and recognized as a reduction in the yield of the related loan over its life. The Company charges late interest and default fees on direct lending loans in default status. Late interest and default fees are recorded once collected in other income.

Revenue from brokering short-term advances for customers is reported in loan fees on the statement of operations and is recognized once all services have been rendered, all advance amounts have been received by the customer, and the brokerage fee has been collected. Late interest and default fees are recorded once collected in other income.

Revenue from brokering and the credit assessment of lines of credit advances for customers is reported in loan fees on the statement of operations and is recognized once all services have been rendered, all advance amounts have been received by the customer, and the brokerage and credit assessment fees have been collected.

Included in other income in the consolidated statement of operations is revenue from insurance products, card fees, banking services, interest and default fees collected, money transfers, cheque cashing, and other miscellaneous services and fees. For these services, revenue is recognized when the services are rendered at the point-of-sale in the branch and the related fees charged have been collected from the customer. Services where the Company acts as an agent on behalf of third-party providers include banking services, card products, money transfers, bill payment services, and insurance products and are classified as agency fee income in Note 6(b).

(e)	Retention Payments

When the Company acts as a broker on behalf of income earning consumers seeking short-term advances and lines of credit advances, the funding is provided by third-party lenders. The short-term advances and lines of credit advances provided by the third-party lenders are repayable by the customer to the third-party lenders and represent the assets of the lenders; accordingly, they are not included on the Company’s consolidated balance sheet.

To facilitate the short-term advance and lines of credit advance business, the Company has entered into agreements with third-party lenders who are prepared to lend to the Company’s customers. Pursuant to these agreements, the Company provides services to the lenders related to the collection of documents and information as well as loan collection services. Under the terms of the Company’s agreements with third-party lenders, responsibility for losses suffered on account of uncollectible advances rests with the third-party lender, unless the Company has not properly performed its duties as set forth under the terms of the agreement. The significant duties under the terms of the agreements generally include ensuring that any proposed short-term advance or line of credit advance was applied for through an authorized outlet, ensuring
Note 1 – Significant Accounting Policies (continued)

(e)	Retention Payments (continued)

each potential customer meets the short-term advance or line of credit advance selection criteria as set forth by the third-party lender prior to approval and release of funding, satisfying the documentation requirements in a full and timely manner, providing loan management services throughout the term of the short-term advance or line of credit advance and providing collection services on behalf of the third-party lender for all short-term advances and lines of credit advances funded which are not paid in full by the due date, all of which while ensuring information system integrity is maintained. In the event the Company does not properly perform its duties and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. A liability is recorded when it is determined that the Company has a liability under the agreement.

The Company’s Board of Directors (the "Board of Directors") regularly approves a resolution which authorizes management to pay a maximum annual amount of retention payments per quarter to the third-party lenders as consideration to those lenders that continue to be willing to fund advances to the Company’s customers. While the third-party lenders have not been guaranteed a return, the decision has been made to voluntarily make retention payments. Retention payments are recorded in the period in which a commitment is made to a lender pursuant to the resolution approved by the Board of Directors.

Also included in retention payments are amounts paid to third-party lenders to purchase lines of credit advances that exceed the advance's fair value. The arrangements with the third-party lenders permit the Company, at its discretion to purchase advances brokered for consideration of at least its fair value.

(f)	Provision for Credit Losses

Advances in default consist of direct lending consumer advances originated by the Company which are past due. The Company defines a past due or delinquent advance whereby payment has not been received in full from the customer on or before its contractual due date. A provision for credit loss is recorded when the Company no longer has reasonable assurance of timely collection of the full amount of principal and interest.

In determining whether the Company will be unable to collect all principal and interest payments due, the Company assesses relevant internal and external factors that affect loan collectability, including the amount of outstanding advances owed to the Company, historical percentages of advances written off, current collection patterns and other current economic trends. The provision for credit losses reduces the carrying amount of consumer advances receivables to their estimated realizable amounts. The provision is primarily based upon models that analyze specific portfolio statistics, and also reflects, to a lesser extent, management’s judgment regarding overall accuracy. The provision is reviewed monthly, and any additional provision as a result of historical loan performance, current and expected collection patterns and current economic trends is included in the provision for credit losses at that time.

In the prior year, the Company's policy for charging off uncollectible consumer advances originated by the Company was to write the advance off when an advance remained in default status for an extended period of time without any extended payment arrangements made. During the quarter ended September 30, 2013, the Company changed the methodology for estimating the provision for loan losses in order to reduce the estimation uncertainty inherent in this provision, improve the accuracy of the amounts recorded with the benefit of additional history in originating loans, and improve comparability with financial information reported by its competitors who charge-off past due amounts at an earlier date. The Company now fully charges off consumer advances receivable when the advances remain in default status for 90 days. This change resulted in the acceleration of the point in time when consumer advances receivable are fully provided for.

Note 1 – Significant Accounting Policies (continued)

(f)	Provision for Credit Losses (continued)

In accordance with FASB ASC No. 250 - Accounting Changes and Error Corrections, ("ASC 250"), the Company has determined that this a change in estimation methodology and accordingly is a change in estimate. The impact of this change in methodology resulted in an increase in the provision for consumer loan losses during the year ended September 30, 2013 of $5,218. Advances to customers who file for bankruptcy are written off upon receipt of the bankruptcy notice. Recoveries on amounts previously written off are credited against the provision for credit losses expense.

(g)	Stock-Based Compensation

The Company has a stock-based compensation plan for employees and the Board of Directors, which is described in Note 16. The Company accounts for all stock-based compensation payments that are settled by the issuance of equity in accordance with a fair value-based method of accounting. Stock-based compensation awards are recognized in the consolidated financial statements over the period in which the related services are rendered, which is usually the vesting period of the option, or as applicable, over the period to the date an employee is eligible to retire, whichever is shorter, with a corresponding increase recorded in contributed surplus. The fair value is calculated using the Black-Scholes option-pricing model.

When options are exercised, the proceeds received by the Company, together with the amount in additional paid-in capital associated with the exercised options, are credited to share capital.

(h)	Earnings Per Share

Basic earnings per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during each reporting period. Diluted earnings per share is computed similar to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised, and that proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

(i)	Consumer Loans Receivable

Consumer Advances Originated by the Company

Unsecured short-term advances that the Company originates on its own behalf are reflected on the balance sheet in consumer advances receivable. Consumer advances receivable are reported net of an allowance for credit losses described above in “Provision for Credit Losses - Note 1(f)” and any deferred fees or costs. Origination fees on these advances, net of certain direct origination costs, are deferred and recognized as an adjustment of yield in interest income using the effective interest method.

The Company does not accrue interest when consumer advances are considered impaired. When ultimate collectability of the principal balance of the impaired advances is in doubt, all cash receipts on impaired advances are applied to reduce the principal amount of such advances until the principal has been recovered and are recognized as interest income thereafter. Impairment losses are charged against the allowance and any increases in the allowance are charged to the provision for credit losses. Advances are written off against the allowance when all possible means of collections have been exhausted and the potential for recovery is considered remote. The Company resumes accrual of interest when it is probable that the Company will collect the remaining principal and interest of an impaired advance.

Note 1 – Significant Accounting Policies (continued)

(i)	Consumer Loans Receivable (continued)

Acquired Short-Term Advances and Lines of Credit Advances (continued)

Acquired Short-Term Advances and Lines of Credit Advances

Short-term advances and line of credit advances acquired from the Company’s third-party lenders fall within the scope of FASB ASC 310-30, “Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality” as there is evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected. As such, acquired short-term advances and line of credit advances are accounted for separately from short-term advances and line of credit advances originated by the Company and are initially recorded at fair value, which represents expected cash flows discounted at a market rate of interest. The Company’s estimate of fair value of acquired short-term advances and line of credit advances includes assumptions regarding the amount and timing of both principal and interest payments, future credit losses, prepayments and discount rates. A provision for credit losses is not recorded at the acquisition date on acquired short-term advances because the fair value incorporates an estimate of expected credit losses. A loss on the acquisition of lines of credit advances is included in retention payments expense if the purchase price is greater than the fair value of the pooled portfolio of line of credit advances acquired. Advances acquired on a quarterly basis that have similar risk characteristics, primarily credit risk and underwriting criteria, are pooled and accounted for as a single asset with an aggregate expectation of cash flows.

Income recognition on acquired short-term advances and line of credit advances is based on a reasonable expectation of the timing and amount of cash flows to be collected. The expected cash flows in excess of the estimated fair value are recorded as interest income over the remaining life of the loan (accretable difference). The excess of contractual principal and interest over the expected cash flows is not recorded (non accretable difference). Subsequent to the acquisition date, any increases in cash flow over those expected at the purchase date in excess of the fair value that are significant and probable are recorded as an adjustment to the accretable difference on a prospective basis. Any subsequent decreases in cash flow below those expected at the purchase date that are significant and probable are recognized through an immediate reduction in the carrying amount of the portfolio and are included in the provision for credit loss expense.

The determination of fair value of acquired short-term advances and line of credit advances relies on estimates and significant judgments regarding future collections. Changes in those estimates could materially impact the consolidated financial statements.

Transfer of Short-Term Advances

Short-term advances that the Company has originated on its own behalf may be transferred to third-party lenders in exchange for cash. Advances transferred to the third-party lenders are done at fair value and the related advances are derecognized from the consolidated balance sheet . The determination of fair value relies on estimates and judgments regarding future collections using the methodology described in Note 1(f) to these consolidated financial statements.

Under the terms of the arrangements with the Company’s third-party lenders, the Company is maintained as the lender on record for the transferred advances and must continue to collect, maintain and enforce such advances on the third-party lenders behalf in all respects. The Company must pay a participation fee to the third-party lenders based on the principal of all advances collected for the agreed term of the advance at a rate that is equivalent to the interest rate accrued on the transferred advance. The participation fee is recorded in retention payments expense.
Note 1 – Significant Accounting Policies (continued)

(j) Income Taxes

Income taxes are accounted for under the asset and liability method. Current income tax for current and prior periods is recognized at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted by the balance sheet date.

Deferred income tax assets and liabilities are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Valuation allowances are recorded to reduce any deferred income tax assets to the amounts management concludes is more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in corporate expenses.

(k)	Fair Value of Financial Instruments

Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritizes the inputs into three broad levels. Fair values included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values included in Level 2 include valuations using inputs based on observable market data, either directly or indirectly other than the quoted prices. Level 3 valuations are based on inputs that are not based on observable market data. The classification of a fair value within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The Company does not use derivative financial instruments.

The fair values of financial instruments are determined with respect to the hierarchy that prioritizes the input to fair value measurement. In the absence of an active market, the Company determines fair value by using valuation techniques that refer to observable market data or estimated market prices. Fair values are inherently judgmental, thus the estimated fair values do not necessarily reflect amounts that would be received or paid in case of immediate settlement of these instruments. The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts.

(l)	Restricted Cash

Any cash provided to the Company for which withdrawal or use is restricted is classified as restricted cash.

(m)	Long-Term Investments

The Company has long-term investments in The Cash Store Australia Holdings Inc. (“AUC”) and RTF Financial Holdings Inc. (“RTF”). The Company accounts for its long-term investments using the equity method of accounting as it has significant influence over the strategic operating, investing and financing activities due to board representation. The carrying amount of these long-term investments is $nil.

Note 1 – Significant Accounting Policies (continued)

(n)	Deferred Financing Costs

Underwriting, legal and other direct costs incurred in connection with the issuance of debt are included in deferred financing costs. Amortization of deferred financing costs is calculated using the effective interest method over the term of the related debt and recorded as interest expense.

(o)	Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the lease term and the estimated useful life of the asset. Repairs and maintenance costs are expensed as incurred.

(p)	Intangible Assets

Intangible assets acquired as part of a business combination are initially recognized and measured at fair value. Intangible assets acquired individually or as part of a group of other assets that are not considered a business combination are recorded at cost.

The Company accounts for internally developed software costs in accordance with Accounting Standards Codification ("ASC") 350-40, "Internal Use Software," which requires the capitalization of certain costs incurred in connection with developing or obtaining software for internal use. The Company capitalizes internal use software if that software meets the following criteria:

•	The software is acquired, internally developed or modified solely to meet the Company's internal needs; and

•	No substantive plan exists or is being developed to market the software externally.

If these two criteria are met, the Company will capitalize labor costs of full time and temporary employees working directly on the development or modification of internal use software and hardware and software purchased specifically for the internal use software. Capitalized costs are depreciated over the estimated useful lives when the software is complete and ready for its intended use.

Amortization is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Customer list, contracts and relationships	3 years
Computer software	3 - 5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

Note 1 – Significant Accounting Policies (continued)

(q)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is assigned, as of the date of the business combination, to reporting units that are expected to benefit from the business combination Goodwill is not amortized, but instead is assessed for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired, as described in Note 1(r).

(r)	Impairment

Property and equipment and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.

If the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of an asset or group of assets is less than its carrying amount, it is considered to be impaired. The Company measures the impairment loss as the amount by which the carrying amount of the asset or group of assets exceeds its fair value. In determining whether an impairment exists, the Company makes assumptions about the future cash flows expected from the use of these assets which may include: applicable industry performance and prospects, general business and economic conditions that prevail and are expected to prevail, expected growth, maintaining its customer base, and achieving cost reductions. There can be no assurance that expected future cash flows will be realized, or will be sufficient to recover the carrying amount of these assets. Furthermore, the process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates.

An asset group is the lowest level for which there are separate identifiable cash flows. For property and equipment, an asset group typically represents an individual branch. Any assets to be disposed of by sale are reported at the lower of carrying amount or fair value less costs to sell. Such assets are not depreciated while they are classified as held-for-sale.

For intangible assets subject to amortization, which include non-compete agreements, favourable supplier relationships, proprietary knowledge and software intangibles, impairment testing is performed using the expected undiscounted cash flows of the Canadian reporting unit.

As a result of the factors discussed in Note 8 that required a recoverability test to be performed over certain branches and corporate assets, the Company also performed a recoverability test on the asset group containing its intangible assets subject to amortization. The Company determined that the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the Canadian reporting unit was greater than the carrying amount of the Canadian reporting unit and accordingly no impairment existed.

Note 1 – Significant Accounting Policies (continued)

(r)	Impairment (continued)

Goodwill and brand name

Goodwill and the brand name intangible asset are tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate the asset might be impaired.

The brand name impairment test consists of a comparison of the fair value of the brand name with its carrying value. If the carrying amount exceeds its fair value, an impairment is recognized equal to the amount of the excess.

The Company assesses qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a determination that goodwill has more-likely-than-not been impaired, the Company performs the two-step goodwill impairment test. In the first step, the carrying amount of the reporting unit, including goodwill, is compared to its fair value. When the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case, the implied fair value of the reporting unit's goodwill, determined in the same manner as the value of goodwill is determined in a business combination, is compared with its carrying amount to measure the amount of the impairment loss, if any.

As a result certain events and circumstances, including recent operating results and regulatory matters, the Company completed an impairment test on goodwill and the Instaloans brand name on June 30, 2013 and determined that there was no impairment of goodwill as the fair value of the Company's Canadian reporting unit exceeded its carrying value and the fair value of the Instaloans brand name exceeded its carrying value as at June 30, 2013. The Company performed its annual impairment assessment on July 1, 2013 and no impairment was identified.

(s)	Litigation Accruals

In view of the inherent difficulty of predicting the outcome of litigation and regulatory matters, particularly where the claimants seek very large or indeterminate damages or where the matters present novel legal theories or involve a large number of parties, the Company cannot state with confidence what the eventual outcome of pending matters will be, what the timing of the ultimate resolution of these matters will be, what the eventual loss, fines, or penalties related to each pending matter may be, or the extent to which such amounts may be recoverable under the Company's insurance policies.

In accordance with applicable accounting guidance, the Company establishes reserves for litigation and regulatory matters when those matters present loss contingencies which are both probable and estimable. When loss contingencies are not both probable and estimable, the Company does not establish reserves. In the matters described in Note 20, loss contingencies are not both probable and estimable in the view of management, and accordingly, reserves have not been established for those matters. Based on current knowledge, management does not believe that loss contingencies, if any, arising from pending litigation and regulatory matters, including the litigation and regulatory matters described in Note 20, will have a material adverse effect on the consolidated financial position or liquidity of the Company, but may be material to the Company's result of operations for any particular reporting period.

Note 1 – Significant Accounting Policies (continued)

(t)	Deferred Revenue

The Company has entered into a long-term services contract for which it received an advance payment. The advance payment was recorded as deferred revenue and is recognized as revenue using the straight-line method over the life of the contract.

(u)	Leases

Leases are classified as capital or operating depending upon the terms and conditions of the related contracts. Assets under capital leases are recorded as property and equipment with a corresponding obligation. Obligations under capital leases are reduced by lease payments net of imputed interest. Computer and phone operating lease expenses are recorded in selling, general, and administrative expenses. All other leases are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term. Branch operating leases are recorded in branch operating expense within the rent caption.

(v)	Branch Operating and Corporate Expenses

The direct costs incurred in operating the Company’s branch network have been classified as branch operating expenses. These costs include salaries and benefits of branch and regional employees, retention payments, rent expense, provision for loan losses, advertising and promotion, depreciation of branch property and equipment, and other costs incurred by the branches. Corporate expenses incurred by the Company are excluded from branch operating expenses, and include salaries and benefits of corporate employees, corporate rent, professional fees and legal costs.

(w)	Branch Closure Costs

Branch closure costs represent management's estimate of severance payments, costs to clean and vacate the premises, losses related to the write-off of leasehold improvements and signage, and lease cancellation expenses related to closing a branch. Additionally, closing or consolidating branches could result in the impairment of receivables, long-lived assets, or goodwill. A liability for severance payments, unless contractually obligated, is recognized when management: (i) decides to close a center and this plan is unlikely to change; (ii) determines that an employee cannot be relocated to another center; and (iii) informs the employee of the termination and the benefits that will be paid. Costs to terminate the lease are recorded at the earlier of the date the lease is terminated or the date the leased property is no longer used. All other expenses are recorded when incurred.

(x)	Foreign Currency

The financial statements of the Company’s operations in the United Kingdom have been translated into Canadian dollars. Monetary assets and liabilities are translated at the current exchange rate at each period end while non-monetary assets and liabilities are translated at historical exchange rates. Statement of operations items are translated at the average exchange rate for the period. Resulting translation adjustments are included in corporate expenses. Gains or losses from foreign currency transactions are included in corporate expenses.

(y)	Operating Segments

The Company conducts business through two operating segments: Canada and the United Kingdom. For reporting purposes the Canada and united Kingdom operating segments are aggregated for based on the similar nature of the operations, customers, and regulatory environment.